Cover	Nov. 27, 2022
Cover [Abstract]
Entity Registrant Name	Green Hygienics Holdings Inc.
Entity Central Index Key	0001443388
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 27, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2801338
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54338
Entity Address Address Line 1	13795 Blaisdell Place
Entity Address Address Line 2	Suite 202
Entity Address City Or Town	Poway
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92064
Local Phone Number	802-0299
City Area Code	855